Borrowings (Details) - USD ($)		1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2019	Apr. 25, 2018	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Sep. 28, 2023	Mar. 13, 2020
Borrowings (Details) [Line Items]
Maturity term description				April 7, 2025 and September 25, 2024	April 7, 2025, June 30, 2023 and February 1, 2023
Interest expense				$ 60,131	$ 68,010		$ 78,353
Unused bank overdraft				292,000	$ 289,000
Loan principal amount		$ 13,420,000
Interest rate	3.22%		4.00%
Additional liability amount				$ 576,000
Ordinary shares (in Shares)				41,666					1,666,666
Interest accrued amount				$ 100,000
Ordinary shares, par value (in Dollars per share)				$ 0.12	$ 0.12	[1]
Interest expense				$ 230,849	$ 616,116		$ 612,387
Bank Loan One [Member]
Borrowings (Details) [Line Items]
Interest at the rates				4.69%	4.69%		4.47%
Bank Loan Two [Member]
Borrowings (Details) [Line Items]
Interest at the rates				3.77%	4.97%		2.00%
Bank Loan Three [Member]
Borrowings (Details) [Line Items]
Interest at the rates					4.72%		2.00%
Bank Loan Four [Member]
Borrowings (Details) [Line Items]
Interest at the rates							4.22%
WK Venture [Member]
Borrowings (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 5.4				$ 0.12
Loan conversion agreement								$ 15,914,614.59
Receiving ordinary shares (in Shares)								2,947,150

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.